Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus [Line Items]
Annual Return [Percent]	5.40%	7.06%	8.89%
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	2.58%	1.85%	8.28%	(25.27%)	41.52%	(5.97%)	28.95%	(4.60%)	9.36%	7.30%
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus [Line Items]
Annual Return [Percent]	8.21%	8.20%	13.69%	(11.86%)	4.47%
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Annual Return [Percent]	24.75%
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Annual Return [Percent]	17.45%
Invesco Rochester High Yield Municipal ETF | Invesco Rochester High Yield Municipal ETF
Prospectus [Line Items]
Annual Return [Percent]	4.02%	4.50%	6.32%
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF
Prospectus [Line Items]
Annual Return [Percent]	2.18%	11.89%	8.39%	(14.33%)	15.69%	18.61%	8.47%	(2.39%)	15.80%	(0.37%)
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Annual Return [Percent]	11.09%
Invesco Short Duration Total Return Bond ETF | Invesco Short Duration Total Return Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.19%	5.35%	5.65%
Invesco Top QQQ ETF | Invesco Top QQQ ETF
Prospectus [Line Items]
Annual Return [Percent]	21.53%
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.17%	2.70%	5.88%	(14.72%)	(0.37%)	10.87%	11.41%	0.17%	6.91%
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]
Annual Return [Percent]	5.01%	5.96%	5.98%	none	0.05%	1.86%	3.36%	2.17%	1.92%	1.80%
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus [Line Items]
Annual Return [Percent]	5.11%	6.79%	7.28%	1.03%	0.98%	1.79%	4.23%	1.04%	3.04%